SECURITIES AVAILABLE FOR SALE (Schedule of Securities With Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 55,113	$ 10
Less than 12 Months, Unrealized Losses	(1,807)	(9)
12 Months or Longer, Fair Value
12 Months or Longer, Unrealized Losses
Total Securities, Fair Value	55,113	10
Total Securities, Unrealized Losses	(1,807)	(9)
States and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	7,293
Less than 12 Months, Unrealized Losses	(258)
12 Months or Longer, Fair Value
12 Months or Longer, Unrealized Losses
Total Securities, Fair Value	7,293
Total Securities, Unrealized Losses	(258)
U.S. Government agencies and sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	26,112	10
Less than 12 Months, Unrealized Losses	(1,164)	(9)
12 Months or Longer, Fair Value
12 Months or Longer, Unrealized Losses
Total Securities, Fair Value	26,112	10
Total Securities, Unrealized Losses	(1,164)	(9)
FHLMC [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	6,696
Less than 12 Months, Unrealized Losses	(100)
12 Months or Longer, Fair Value
12 Months or Longer, Unrealized Losses
Total Securities, Fair Value	6,696
Total Securities, Unrealized Losses	(100)
FNMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	11,118
Less than 12 Months, Unrealized Losses	(114)
12 Months or Longer, Fair Value
12 Months or Longer, Unrealized Losses
Total Securities, Fair Value	11,118
Total Securities, Unrealized Losses	(114)
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	3,894
Less than 12 Months, Unrealized Losses	(171)
12 Months or Longer, Fair Value
12 Months or Longer, Unrealized Losses
Total Securities, Fair Value	3,894
Total Securities, Unrealized Losses	$ (171)